Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Components Of Income Tax Expense Benefit [Abstract]
Federal income tax at U.S statutory rate (34%) and (25%)					$ (120,334)	$ 56,644
State income tax					4,311	4,311
Add: change in valuation allowance					102,028	(35,560)
Total current deferred tax asset (liability)		$ 250		$ 250	$ 13,995	$ 25,395